SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of dilutive instruments (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total excluded under treasury method - out of the money	16,215,625	16,215,625	46,071,080	16,215,625	16,215,625
Short Term Notes
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive	49,050,804
Convertible notes
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive	19,263,975
Secured convertible note
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive	26,202,298
Subscription agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive	2,818,665
Tau agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive	1,253,514
Stock payable
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive	250,000
Promissory note
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive	341,437
Total Shares issuable under Convertible Note obligations - if converted total dilutive
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Shares issuable under Convertible Note obligations - if converted total dilutive	99,180,693
Total excluded under treasury method - out of the money			29,855,455
Public Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total excluded under treasury method - out of the money	10,062,500	10,062,500	10,062,500	10,062,500	10,062,500
Private Placement Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total excluded under treasury method - out of the money	5,553,125	6,153,125	5,553,125	6,153,125	6,153,125
Secured convertible note warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total excluded under treasury method - out of the money	600,000		600,000